Document and Entity Information	3 Months Ended
Mar. 31, 2026
Entity Addresses [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q1
Entity File Number	001-42039
Entity Registrant Name	Viking Holdings Ltd
Entity Central Index Key	0001745201
Entity Address, Address Line One	94 Pitts Bay Road
Entity Address, City or Town	Pembroke
Entity Address, Postal Zip Code	HM 08
Entity Address, Country	BM